Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Quarterly Data
Total interest income	$ 16,499	$ 14,611	$ 11,992	$ 11,329	$ 11,319	$ 11,421	$ 12,517	$ 11,922
Total interest expense	1,198	818	644	663	687	861	842	815
Net interest income	15,301	13,793	11,348	10,666	10,632	10,560	11,675	11,107
Provision for loan losses	583	408	410	71	300	182	226	455	$ 1,472	$ (1,163)	$ 4,259
Other income	5,522	6,793	7,328	7,046	6,966	6,040	6,040	5,873	26,689	24,919	22,914
Noninterest expense	14,991	13,455	14,243	13,341	14,159	12,568	12,132	12,268	8,295	7,874	8,544
Income before income taxes	5,249	6,723	4,023	4,300	3,739	4,214	5,809	5,167	20,295	18,929	13,846
Total income tax	1,102	1,416	806	848	732	824	1,194	1,046	4,172	3,796	2,489
Net earnings	$ 4,147	$ 5,307	$ 3,217	$ 3,452	$ 3,007	$ 3,390	$ 4,615	$ 4,121	$ 16,123	$ 15,133	$ 11,357
Basic net earnings per share	$ 0.76	$ 0.96	$ 0.59	$ 0.63	$ 0.55	$ 0.61	$ 0.82	$ 0.73	$ 2.94	$ 2.71	$ 2.01
Diluted net earnings per share	$ 0.74	$ 0.93	$ 0.57	$ 0.61	$ 0.53	$ 0.59	$ 0.80	$ 0.71	$ 2.85	$ 2.63	$ 1.95